August 3, 2026

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Cyber Hornet Trust (the “Trust”) (File Nos. 333-129930 and 811-21836)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above-registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on July 29, 2026, Accession No. (0001999371-26-016375) for the CYBER HORNET S&P 500®, a series portfolio of the Trust.

The Trust will separately be filing the Prospectus and Statement of Additional Information under Rule 497(c) for the CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, CYBER HORNET S&P 500® and Solana 75/25 Strategy ETF, CYBER HORNET S&P 500® and Ethereum 75/25 Strategy ETF, CYBER HORNET S&P 500® and XRP 75/25 Strategy ETF, and CYBER HORNET S&P 500® and Crypto Top 10 Strategy ETF, each a series portfolio of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (513) 991-8472 or bo.howell@fintechlegal.io.

Very truly yours,

/s/ Bo James Howell
FinTech Law, LLC

 FinTech Law

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